Financial assets at amortized cost and other positions in scope of expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	$ (2,261)	$ (1,091)	$ (1,165)
of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(1,018)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,192,006	729,807
Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	443,354
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,189,773	727,568
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	314,148	169,445
Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,161	14,792
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	99,039	67,814
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,082	35,032
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	639,844	387,220
Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	268,616	156,930
Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	97,817	46,470
Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	30,084	12,226
Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,957	13,903
Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	156,353	132,287
Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,041	1,834
Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,727	3,272
Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,214
Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,982
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	65,498	53,264
of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,615	2,611
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,233	2,239
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	1,115
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(700)	(259)	(282)
Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(392)
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,161,816	712,078
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	433,789
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,159,583	709,839
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	314,025	169,402
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,107	14,792
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	99,039	67,814
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,082	35,032
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	611,019	370,095
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	256,614	147,651
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	92,084	43,112
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,671	10,733
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,155	12,211
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	156,299	132,196
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,564	1,420
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,662	3,261
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,920
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,795
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64,311	52,704
Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,422	2,357
Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,233	2,239
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(416)	(267)	(220)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(143)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(97)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(35)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(133)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(60)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(11)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(13)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(19)
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,410	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	6,935
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,410	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18	44
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17	1
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24,408	15,587
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,695	8,579
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,367	3,349
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,182	1,189
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,919	1,342
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	438	382
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	273
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	92
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	968	413
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	79	128
Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(993)	(564)	$ (662)
Lifetime expected credit losses | Stage 3 positions | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(330)
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,027	1,685
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	878
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,027	1,685
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,869	1,538
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	929	699
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	270	9
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	700	303
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	754	351
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50	91
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	39	31
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22	11
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	38
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	158	147
Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	114	126
Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(153)	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(153)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,753
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,753
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,753
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	106
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	38
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,548
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	378
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	97
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	532
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	129
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	57
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,193,916	730,696
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,191,683	728,457
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	314,197	169,457
Gross carrying amount | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,174	14,798
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	99,041	67,816
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,082	35,033
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	641,542	388,003
Gross carrying amount | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	268,825	157,091
Gross carrying amount | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	97,920	46,511
Gross carrying amount | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	30,660	12,356
Gross carrying amount | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,359	14,154
Gross carrying amount | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	156,394	132,313
Gross carrying amount | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,083	1,869
Gross carrying amount | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,858	3,367
Gross carrying amount | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,265
Gross carrying amount | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,041
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	65,648	53,350
Gross carrying amount | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,665	2,670
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	314,025	169,402
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,113	14,797
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	99,041	67,816
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,082	35,033
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	611,443	370,224
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	256,675	147,678
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	92,124	43,129
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,775	10,757
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,226	12,237
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	156,312	132,205
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,571	1,427
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,681	3,266
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,968
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,817
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64,352	52,721
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,426	2,364
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43	56
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24,697	15,767
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,792	8,686
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,398	3,372
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,252	1,204
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,961	1,364
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	15	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	449	393
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	276
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	978	419
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	80	130
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,731	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	968	727
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	290	9
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,012	395
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,031	553
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	67	108
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	63	50
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	133	101
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	58
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	253	210
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	159	176
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	128
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,671
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	389
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	108
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	620
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	142
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	57
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	66
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,911)	(889)
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(855)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,911)	(889)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(48)	(12)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(12)	(6)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,698)	(783)
Allowance for expected credit loss | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(209)	(161)
Allowance for expected credit loss | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(103)	(41)
Allowance for expected credit loss | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(575)	(130)
Allowance for expected credit loss | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(402)	(251)
Allowance for expected credit loss | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(26)
Allowance for expected credit loss | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(42)	(36)
Allowance for expected credit loss | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(130)	(96)
Allowance for expected credit loss | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(51)
Allowance for expected credit loss | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(59)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(151)	(86)
Allowance for expected credit loss | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(49)	(59)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(473)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(277)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(473)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(423)	(129)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(62)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(17)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(105)	(24)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(71)	(26)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(13)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(7)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(18)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(48)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(22)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(17)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4)	(7)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(326)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(109)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(326)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(26)	(12)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(289)	(180)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(97)	(107)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(31)	(23)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(70)	(14)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(42)	(22)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	(10)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(10)	(6)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(2)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(956)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(314)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(956)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(862)	(474)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(39)	(28)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(21)	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(312)	(92)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(277)	(203)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(17)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(24)	(19)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(111)	(90)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(94)	(63)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(44)	(51)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	$ 0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements | of which: Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(22)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(89)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(13)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0